Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Capitalized advisory costs	[1]	$ 4,471
Prepaid Expense, Current		1,704	$ 586
Pre-contract costs	[2]	245
Other current assets			55
Total		$ 6,420	$ 641	$ 310

[1]	The anticipated Merger between GigCapital4, Inc. and BigBear will be accounted for as a reverse recapitalization in which GigCapital4 is treated as the acquired company. Accordingly, any direct and incremental costs associated with the Merger, including but not limited to, certain legal, financial advisor, and accounting costs are capitalized as assets and will be reclassified as a reduction to additional paid in capital upon completion of the Merger. Capitalized advisory costs were $4,471 at September 30, 2021 and $0 at December 31, 2020.
[2]	Costs incurred to fulfill a contract in advance of the contract being awarded are included in prepaid expenses and other current assets if we determine that those costs relate directly to a contract or to an anticipated contract that we can specifically identify and the contract award is probable, the costs generate or enhance resources that will be used in satisfying performance obligations, and the costs are recoverable (referred to as pre-contract costs). Pre-contract costs that are initially capitalized in prepaid assets and other current assets are generally recognized as cost of revenues consistent with the transfer of products or services to the customer upon the receipt of the anticipated contract. All other pre-contract costs, including start-up costs, are expensed as incurred. As of September 30, 2021 and December 31, 2020, $245 and $0 of pre-contract costs were included in prepaid expenses and other current assets, respectively.